Summary of business acquisition assets and goodwill acquired (Details) - Easy DNA [member]	Aug. 13, 2021 USD ($) shares
IfrsStatementLineItems [Line Items]
Amount settled in cash	$ 3,400,625
Amount settled in shares, shares | shares	209,363,400
Amount settled in shares, value	$ 1,574,136
Total consideration	4,974,761
Right-of-use asset	42,289
Intangible assets	720,550
Lease liability	(42,289)
Employee benefit provisions	(53,111)
Deferred tax liability	(180,137)
Identifiable net assets	487,302
Goodwill on acquisition	$ 4,487,459